Contracts in Progress - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 43,700,000	$ 53,100,000
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	$ 22,800,000	$ 20,900,000